Inventories - Allowance (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movements in allowances
As of January 1	€ 3,168
As of December 31	2,936	€ 3,168
Accumulated impairment
Movements in allowances
As of January 1	521	432	€ 456
Charged to income statement	83	153	100
Deductions	(99)	(64)	(124)
As of December 31	€ 505	€ 521	€ 432